Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Apr. 01, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit losses on other accounts receivable	¥ 14,465	¥ 14,465
Accrued interest receivable	257,551	257,551
Accounts receivable: Other	1,117,650	1,117,650
Measurement of Credit Losses on Financial Instruments [Member] | Effect of adopting new guidance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit losses on other accounts receivable				¥ 10,248
Foreign Subsidiaries [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Effect of recording a provision for credit losses and a provision for off-balance sheet credit instruments	40,000
Decrease in net income attributable to Mitsubishi UFJ Financial Group	24,000
Call Loans And Funds Sold And Receivables Under Resale And Receivables Under Securities Borrowing Transactions Agreements [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit losses on other accounts receivable	0	0
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans		¥ 613,000	¥ 816,000
Commercial [Member] | Economc Forecast Method [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for determining allowances for credit losses		3 years
Commercial [Member] | Average historical loss information [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for determining allowances for credit losses		2 years
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month		1 month
Loans contractually past due before becoming defaulted loans, period		1 month
Commercial [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day		90 days
Residential [Member] | Economc Forecast Method [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for determining allowances for credit losses		3 years
Residential [Member] | Average Historical Loss Method [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for determining allowances for credit losses		2 years
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month		6 months
Loans contractually past due before becoming defaulted loans, period		6 months
Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day		90 days
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable-Other, past due	5,288	¥ 5,288
Card [Member] | Economc Forecast Method [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for determining allowances for credit losses		3 years
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable-Other, past due	1,931	¥ 1,931
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable-Other, past due	¥ 3,357	¥ 3,357
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month		3 months
Loans contractually past due before becoming defaulted loans, period		1 month
MUAH [Member] | Economc Forecast Method [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for determining allowances for credit losses		3 years
MUAH [Member] | Average Historical Loss Method [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for determining allowances for credit losses		2 years
MUAH [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month		3 months
Loans contractually past due before becoming defaulted loans, period		60 days
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month		3 months
Loans contractually past due before becoming defaulted loans, period		6 months
Krungsri [Member] | Minimum [Member] | Under-Performing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Past due period of loans for categorizing internal borrower ratings, from the contractual due date in day		30 days
Krungsri [Member] | Minimum [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Past due period of loans for categorizing internal borrower ratings, from the contractual due date in day		90 days